Related Party Transactions - Additional Information (Detail) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Mr. Dlesk [Member] Lease	Dec. 31, 2012 Mr. Dlesk [Member]	Dec. 31, 2007 Mr. Dlesk [Member]
Related Party Transaction [Line Items]
Related party transactions of loan	$ 350,592	$ 3,306,412	$ 3,971,083
Initial lease property, term in years				5 years
Annual rental fee				57,600
Additional lease property, term in years				5 years
Additional operating leases rent expense					$ 63,504	$ 60,480
Option of number of times for additional lease renewal				6
Option for additional lease term				5 years